FHLB Stock (Details) (USD $)	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
FHLB Stock, At Cost	$ 5,016,600		$ 6,178,700
Federal Home Loan Bank of Atlanta [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank Stock, Membership Component, Percent of Total Assets	0.15%	0.15%	0.15%
Federal Home Loan Bank Stock, Transaction Component, % of Outstanding Advances	4.50%
FHLB Stock, At Cost	$ 5,000,000		$ 6,200,000